Subsidies Prepaid to Distributors (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Subsidies Prepaid To Distributors (Texttual)
Amortization expense	$ 401,258	$ 910,537